Shareholders' Equity - Additional Information (Detail) - USD ($)				3 Months Ended
	Dec. 17, 2020	Nov. 10, 2020	Oct. 28, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 15, 2020	Oct. 15, 2020
Preference shares authorized				5,000,000	5,000,000
Preference shares par value				$ 0.0001	$ 0.0001
Preference shares issued				0	0
Preference shares outstanding				0	0
Over-Allotment Option [Member]
Stock issued during the period shares				4,875,000	4,875,000
Founder Shares [Member]
Ordinary shares authorized				50,000,000	50,000,000
Founder shares outstanding		9,343,750
Founder Shares [Member] | Underwriters [Member] | Over-Allotment Option [Member]
Founder shares outstanding		1,218,750				0
Founder Shares [Member] | Sponsor [Member]
Stock issued during the period shares			10,062,500
Founder shares surrendered shares		718,750
Founder Shares surrendered shares, Value		$ 0
Founder Shares [Member] | Sponsor [Member] | Over-Allotment Option [Member]
Founder shares outstanding		1,218,750
Common Stock [Member]
Percentage of issued and outstanding ordinary shares owned by initial shareholders		20.00%
Common Class A [Member]
Ordinary shares authorized				500,000,000	500,000,000
Ordinary shares par value				$ 0.0001	$ 0.0001
Ordinary shares issued				3,919,817	4,330,042
Ordinary shares outstanding				3,919,817	4,330,042
Ordinary shares subject to possible redemption				33,455,183	33,044,958
Common Class A [Member] | Over-Allotment Option [Member]
Stock issued during the period shares	4,875,000
Common Class A [Member] | Founder Shares [Member]
Voting rights				one	one
Percentage of conversion				20.00%	20.00%
Conversion basis				one to one	one to one
Common Class A [Member] | Common Stock [Member]
Stock issued during the period shares					37,375,000
Founder shares outstanding				3,919,817	4,330,042		0